Shareholder Report, Holdings (Details) - C000145190	Aug. 31, 2024
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	94.90%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%